Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2022
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
CIK	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2022
Prospectus Date	rr_ProspectusDate	Apr. 27, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Artisan Sustainable Emerging Markets Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDEX
Artisan Sustainable Emerging Markets Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHEX